Non-Current Financial Assets - Summary of Non-Current Financial Assets (Detail) - EUR (€) € in Thousands	Jun. 30, 2019	Dec. 31, 2018
Disclosure of non financial assets.
Non-current financial assets	€ 6,144	€ 6,033
Deposits [member]
Disclosure of non financial assets.
Non-current financial assets	1,363	1,374
Pledged securities [member]
Disclosure of non financial assets.
Non-current financial assets	4,226	4,226
Liquidity contract [member]
Disclosure of non financial assets.
Non-current financial assets	€ 555	€ 432